RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balances with related parties:
Other accounts receivable and prepaid expenses (see Note 4)	$ 10	$ 6
Other accounts payable and accrued expenses (see Note 7)	137	46
Transactions with related parties:
Revenues derived from a related party	37	74	101
Amounts charged by related parties:
Cost of revenues	83	16	53
Operating expenses	180	195	121
Total amounts charged by related parties	$ 263	$ 211	$ 174